Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 11 – Subsequent Events:

In October 2019 the Company entered into a Securities Purchase Agreement (the "SPA"), dated October 14, 2019 and effective October 16, 2019 (the "Issuance Date"), by and between the Company and Auctus Fund, LLC, a Delaware limited liability company ("Auctus"), pursuant to which Auctus purchased from the Company, for a purchase price of $500,000 (the "Purchase Price"): (i) a Convertible Promissory Note in the principal amount of $500,000.00 (the "Auctus Note"); (ii) a common stock purchase warrant permitting Auctus to purchase up to 500,000 shares of the Company's common stock, par value $0.0001 per share (the "Common Stock"), at an exercise price of $2.75 per share (the "First Warrant"); (iii) a common stock purchase warrant permitting Auctus to purchase up to 350,000 shares of the Company's Common Stock at an exercise price of $3.75 per share (the "Second Warrant"); and (iv) a common stock purchase warrant permitting Auctus to purchase up to 275,000 shares of the Company's Common Stock at an exercise price of $4.75 per share (the "Third Warrant" and together with the First Warrant and the Second Warrant, the "Warrants", and together with the Note, the "Securities").

The Auctus Note accrues interest at a rate of ten percent (10%) per annum and matures on October 14, 2020 (the "Maturity Date"). If the Company prepays the Auctus Note, the Company shall pay all of the principal and interest, together with a prepayment penalty ranging from 125% to 150% depending upon the date of such prepayment. The Auctus Note contains customary events of default (each an "Event of Default"). If an Event of Default occurs, all outstanding obligations owing under the Auctus Note will become immediately due and payable in cash or Common Stock at Auctus' election. Any outstanding obligations owing under the Auctus Note which is not paid when due shall bear interest at the rate of twenty four percent (24%) per annum.

The Auctus Note is convertible into shares of the Company's Common Stock, subject to the adjustments described therein. The conversion price (the "Conversion Price") shall equal the lesser of: (i) $1.50, and (ii) 50% multiplied by the lowest trading price for the Common Stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion date (representing a discount rate of 50%). Notwithstanding anything contained in the Auctus Note to the contrary, prior to the occurrence of an Event of Default, the Conversion Price shall not be less than $1.50 per share (the "Floor Price"). The Floor Price is subject to adjustment at the six (6) and nine (9) month anniversary of the Issuance Date. In the event that the Floor Price as of such dates is less than 70% multiplied by the volume weighted average price (VWAP) of the Common Stock during the five (5) trading day period immediately prior to such dates, the Floor Price is adjusted to such lesser amount.

Under the terms of the SPA, subject to certain conditions, upon effectiveness of a registration statement on Form S-1 (the "Registration Statement") filed with the U.S. Securities and Exchange Commission (the "Commission") registering all of the shares of Common Stock underlying the Auctus Note and the Warrants, Auctus agreed to provide the Company with an additional investment of up to $1,000,000 through the issuance of an additional note or notes, as applicable (the "Additional Notes" together with the Note, the "Notes").

In connection with the SPA, the Company entered into a Registration Rights Agreement (the "RRA") pursuant to which it shall (i) use its best efforts to file with the Commission the Registration Statement within ninety (90) days of the Issuance Date; and (ii) have the Registration Statement declared effective by the Commission within one hundred fifty (150) days of the Issuance Date.

The Auctus Notes and Warrants were not registered under the Securities Act, but qualified for exemption under Section 4(a)(2) and/or Regulation D of the Securities Act. The securities were exempt from registration under Section 4(a)(2) of the Securities Act because the issuance of such securities by the Company did not involve a "public offering," as defined in Section 4(a)(2) of the Securities Act, due to the insubstantial number of persons involved in the transaction, size of the offering, manner of the offering and number of securities offered. The Company did not undertake an offering in which it sold a high number of securities to a high number of investors. In addition, the investor had the necessary investment intent as required by Section 4(a)(2) of the Securities Act since the investor agreed to, and received, the securities bearing a legend stating that such securities are restricted pursuant to Rule 144 of the Securities Act. This restriction ensures that these securities would not be immediately redistributed into the market and therefore not be part of a "public offering." Based on an analysis of the above factors, the Company has met the requirements to qualify for exemption under Section 4(a)(2) of the Securities Act.

There are no other events of a subsequent nature that in management's opinion are reportable.

Note 10 – Subsequent Events:

In March 2019 the Company issued 25,000 shares of common stock to Lyons Capital, LLC, an investor relations firm, as compensation for services pursuant to the terms of an agreement the Company entered into with Lyons Capital in December 2018

There are no other events of a subsequent nature that in management’s opinion are reportable.